Product Warranties - Summary of Warranty Reserve Activity (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Product Warranties Disclosures [Abstract]
Beginning balance	$ 11,133	$ 9,304	$ 9,304	$ 7,783
Additions	2,226	2,403	4,509	4,315
Reduction in accruals for pre-existingwarranties			(6)	(3)
Warranty claims payment	(2,247)	(1,797)	(2,927)	(3,106)
Accretion-purchase accounting valuation	165	178	253	315
Ending balance	11,277	10,088	11,133	9,304
Current portion of accrued warranty	(3,375)	(1,873)	(2,543)	(1,944)
Accrued warranty-less current portion	$ 7,902	$ 8,215	$ 8,590	$ 7,360